PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service fees	$ 2,196	$ 3,392
Prepaid rental expenses (1)	637	607
Staff advances	528	1,730
Prepayment for inventories and others	368	186
Government subsidy receivables	2,856	931
Receivables from the disposal of subsidiaries and investment (2)	2,589	486
Receivables from third party payment platform	306	346
Project deposit		431
Interest receivables		176
Others	2,325	1,994
Prepaid expenses and other current assets, gross	11,805	10,279
Less: allowance for doubtful accounts	(2,878)
Prepaid expenses and other current assets, Total	8,927	$ 10,279
Receivable from principle shareholder	$ 1,909
Percentage of valuation allowance for doubtful accounts	100.00%